Ordinary shares	12 Months Ended
Dec. 31, 2022
Ordinary shares
Ordinary shares
23.	Ordinary shares
On May 10, 2019, the Company renewed the strategic cooperation agreement in March 2014 with Tencent Holdings Limited (“Tencent”), for a period of three years starting from May 27, 2019. Tencent continued to provide traffic support, and the two parties also intend to continue to cooperate in a number of areas. As part of the total consideration, the Company agreed to issue to Huang River Investment Limited, a wholly owned subsidiary of Tencent, a certain number of the Company’s Class A ordinary shares for a consideration of approximately US
$250

million at prevailing market prices at certain pre-determined dates during the three-year period, of which
8,127,302, 2,938,584 and 1,914,998 of the Company’s Class A ordinary shares were issued in May 2019, May 2020 and June 2021, respectively.
On June 29, 2022, the Company renewed the strategic cooperation agreement with Tencent, for a period of three years starting from May 27, 2022. As part of the total consideration, the Company agreed to issue to Tencent a certain number of the Company’s Class A ordinary shares for a consideration of up to US$220 million at prevailing market prices at certain pre-determined
dates during the three-year period, of which

2,164,236
of the Company’s Class A ordinary shares have been issued in July 2022.
In June 2020, the Company completed its global offering and the Company’s shares have been listed on the Main Board of the HKEX. Accordingly, the Company issued 152,912,100 Class A ordinary shares, including the exercise of the over-allotment option.
The ordinary shares reserved for future exercise of the RSUs and share options were 124,045,978 and 90,955,190 as of December 31, 2021 and 2022, respectively.